Listing Transaction - Related Expenses (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Payment of Financing and Stock Issuance Costs [Abstract]
Listing transaction-related expenses	$ 0	$ 4,990